Other Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Summary of other property and equipment held for use and estimated useful lives
A summary of other property and equipment held for use and the estimated useful lives thereof is as follows:

	December 31,		Estimated Useful Life
	2018	2017
	($ in millions)		(in years)
Buildings and improvements	$1,053	$1,093	10 – 39
Computer equipment	353	345	5
Natural gas compressors(a)	48	235	3 – 20
Land	106	126
Other	161	187	5 – 20
Total other property and equipment, at cost	1,721	1,986
Less: accumulated depreciation	(630)	(672)
Total other property and equipment, net	$1,091	$1,314

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(a) Includes assets under capital lease of $27 million, less accumulated depreciation of $1 million, as of December 31, 2018. The related amortization expense for assets under capital lease is included in depreciation, depletion and amortization expense on our consolidated statement of operations.